Assets Held for Sale (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2015 DWT	Dec. 31, 2014 DWT
DWT		562,200	1,706,800	765,600
Capesize Hull S1212 - TBN SBI Montecristo | Sungdong Shipbuilding & Marine Engineering Co., Ltd. [Member]
DWT			180,000
Expected Delivery Date	Q1-16
Capesize Hull S1213 - TBN SBI Aroma | Sungdong Shipbuilding & Marine Engineering Co., Ltd. [Member]
DWT			180,000
Expected Delivery Date	Q1-16
Capesize Hull S1214 - TBN SBI Cohiba | Sungdong Shipbuilding & Marine Engineering Co., Ltd. [Member]
DWT			180,000
Expected Delivery Date	Q1-16
Capesize Hull HN1058 - TBN SBI Behike | Daehan Shipbuilding Co., Ltd. [Member]
DWT			180,000
Expected Delivery Date	Q1-16
Capesize Hull HN1059 -TBN SBI Monterrey | Daehan Shipbuilding Co., Ltd. [Member]
DWT			180,000
Expected Delivery Date	Q1-16
SBI Camacho -Owned | Capesize
DWT			180,000
Date Delivered	2015
SBI Montesino -Owned | Capesize
DWT			180,000
Date Delivered	2015
SBI Magnum - Owned | Capesize
DWT			180,000
Date Delivered	2015
LR2 Hull S3120 - TBN Parejo | Sungdong Shipbuilding & Marine Engineering Co., Ltd. [Member]
DWT				115,000
Expected Delivery Date				Q3-16
LR2 Hull S3121 - TBN SBI Tuscamina | Sungdong Shipbuilding & Marine Engineering Co., Ltd. [Member]
DWT				115,000
Expected Delivery Date				Q3-16
LR2 Hull H5023 - TBN SBI Panatela | Daewoo Mangalia Heavy Industries S.A. [Member]
DWT				112,000
Expected Delivery Date				Q4-16
LR2 Hull H5024 - TBN SBI Robusto | Daewoo Mangalia Heavy Industries S.A. [Member]
DWT				112,000
Expected Delivery Date				Q1-17
LR2 Hull H.5003 - TBN SBI Macanudo | Daehan Shipbuilding Co., Ltd. [Member]
DWT				115,000
Expected Delivery Date				Q1-16
LR2 Hull H.5004 - TBN SBI Cuaba | Daehan Shipbuilding Co., Ltd. [Member]
DWT				115,000
Expected Delivery Date				Q2-16
Kamsarmax Hull SS164-TBN SBI Salsa | Tsuneishi Group (Zhoushan) Shipbuilding Inc. [Member]
DWT				81,600
Expected Delivery Date				Q3-15
Capesize
DWT			1,440,000
Capesize converted to LR2 Tankers
DWT				684,000
Kamsarmax
DWT				81,600